Statement of Cash Flows (USD $)	3 Months Ended		6 Months Ended		12 Months Ended		34 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012
OPERATING
Net (loss)	$ (3,236,435)	$ (559,100)	$ (10,530,551)	$ (999,911)	$ (5,697,893)	$ (671,533)	$ (6,608,554)
Adjustments to reconcile net loss to cash flows from operating activities:
Depreciation and amortization	95,990	5,806	151,969	9,960	25,729	2,276	28,005
Depletion and accretion					2,740		2,740
Fair value of common stock and common stock warrants issued for services rendered							82,669
Loss on derivative liability	(35,131)		659,787
Loss on debt extinguishment	281,090		4,991,513
Stock based compensation	206,950	19,030	414,304	30,092	2,865,603	19,378	2,891,792
Amortization of note discount	484,271		539,806		68,209		68,209
Decrease in contingent liability	(393,367)		(393,367)
Changes in operating assets and liabilities, net of balances from business combinations:
Increase (decrease) in accounts receivable	180,054	3,126	76,876	1,223	(3,658)	(2,582)	(6,240)
Increase (decrease) in other assets	(4)	(1,006)	(1,291)	(1,006)	(434)		(434)
Increase (decrease) in prepaid expenses	50,060	7,229	(30,258)	3,376	(44,448)	(11,583)	(57,625)
Increase (decrease) in security deposits		(100)	(107,575)	(9,950)	(10,250)		(10,250)
Increase (decrease) in accounts payable and accrued expenses	(588,238)	52,999	(189,868)	124,261	87,563	73,394	171,734
Increase (decrease) in liabilities associated with assets held for sale			1,126		32,210		32,210
Increase in accrued interest
Cash used in operating activities	(2,954,760)	(472,016)	(4,417,529)	(841,956)	(2,674,629)	(590,650)	(3,405,744)
INVESTING
Purchases of property and equipment, leasehold improvements and furniture	223,239	4,782	300,192	46,742	162,873	28,950	191,823
Net cash paid in acquisition of certain assets of Travora Media Inc.			804,451
Patent costs	28,926	31,218	65,804	67,096	94,501	94,370	235,964
Cash used in investing activities	(252,165)	(36,000)	(1,170,447)	(113,838)	(257,374)	(123,320)	(427,787)
FINANCING
Loan proceeds	822,994	657,796	7,767,344	657,796	1,000,000	110,000	1,110,000
Payments on note payable	20,000		1,790,000			110,000	110,000
Net cash from JMG					1,509,736		1,509,736
Exercise of warrants and options					74,497		74,497
Net proceeds fom issuance of preferred stock					602,000	999,999	2,151,999
Cash provided by financing activities	802,994	657,796	5,977,344	657,796	3,186,233	999,999	4,736,232
Net (decrease) increase in cash and cash equivalents	(2,403,931)	149,780	389,368	(297,998)	254,230	286,029	902,701
Cash and cash equivalents, beginning of period	3,696,000	200,693	902,701	648,471	648,471	362,442
Cash and cash equivalents, end of period	1,292,069	350,473	1,292,069	350,473	902,701	648,471	902,701
Supplemental Disclosures of Cash Flow Information:
Cash paid for interest	86,807		152,715		14,932	1,900
Cash paid for income taxes	825		4,025	1,200	2,000	554
Non Cash Transactions:
Extinguishment of debt via issuance of stock	$ 1,210,793		$ 11,604,760		$ (3,384,730)